Performance Management	Oct. 28, 2025
IMS Capital Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart below shows how the Value Fund’s investment results have varied yearly. The table below shows how the Value Fund’s average annual total returns compare to those of a broad-based securities market index. This information indicates the risks of investing in the Value Fund. Past performance of the Value Fund does not necessarily indicate how it will perform in the future. Updated performance information is available at no cost by calling (877) 244-6235.

Performance Past Does Not Indicate Future [Text]	Past performance of the Value Fund does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Value Fund’s investment results have varied yearly.
Bar Chart [Heading]	Year-by-Year Total Return (for periods ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Value Fund’s year-to-date return as of September 30, 2025 was 13.69%. During the periods shown in the bar chart, the highest return for a quarter was 16.67% during the quarter ended March 31, 2019 and the lowest return for a quarter was (26.04)% during the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	13.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	16.67%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(26.04%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2024, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Value Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
IMS Capital Value Fund	One Year	Five Years	Ten Years
Return Before Taxes	21.38%	11.66%	9.13%
Return After Taxes on Distributions	19.87%	10.58%	8.12%
Return After Taxes on Distributions and Sale of Fund Shares	14.34%	9.32%	7.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.51%	13.09%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2024, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Value Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Value Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235 or accessed on the Adviser’s website at www.imsfunds.com.

Performance Availability Website Address [Text]	www.imsfunds.com
Performance Availability Phone [Text]	(877) 244-6235
IMS Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart below shows how the Income Fund’s investment results have varied yearly. The table below shows how the Income Fund’s average annual total returns compare to those of a broad-based securities market index. This information indicates the risks of investing in the Income Fund. Past performance of the Income Fund does not necessarily indicate how it will perform in the future. Updated performance information is available at no cost by calling (877) 244-6235.

Performance Past Does Not Indicate Future [Text]	Past performance of the Income Fund does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Income Fund’s investment results have varied yearly.
Bar Chart [Heading]	Year-by-Year Total Return (for periods ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Income Fund’s year-to-date return as of September 30, 2025 was 8.80%. During the period shown in the bar chart, the highest return for a quarter was 12.40% during the quarter ended March 31, 2019 and the lowest return for a quarter was (16.47)% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	12.40%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(16.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual income tax in effect as of December 31, 2024 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Income Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
IMS Strategic Income Fund	One Year	Five Years	Ten Years
Return Before Taxes	0.42%	1.54%	(2.07)%
Return After Taxes on Distributions	(2.04)%	(0.94)%	(4.64)%
Return After Taxes on Distributions and Sale of Fund Shares	0.28%	0.10%	(2.74)%
Barclay’s U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	1.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual income tax in effect as of December 31, 2024 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Income Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Income Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235 or accessed on the Adviser’s website at www.imsfunds.com.

Performance Availability Website Address [Text]	www.imsfunds.com
Performance Availability Phone [Text]	(877) 244-6235